Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Change of Floating Rates (Detail) - Interest rate risk [member] - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mosprime and Central Bank of Russia [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Increase in profit before tax based on floating rates	₽ 2,744	₽ 4,943	₽ 3,312
Decrease in profit before tax based on floating rates	₽ (5,488)	₽ (9,887)	₽ (2,760)
Percentage of increase in floating rate	1.00%	2.00%	6.00%
Percentage of decrease in floating rate	(2.00%)	(4.00%)	(5.00%)
LIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Increase in profit before tax based on floating rates	₽ 500	₽ 736	₽ 662
Decrease in profit before tax based on floating rates	₽ (250)	₽ (98)	₽ (159)
Percentage of increase in floating rate	0.48%	0.60%	0.50%
Percentage of decrease in floating rate	(0.24%)	(0.08%)	(0.12%)
EURIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Increase in profit before tax based on floating rates	₽ 8	₽ 28	₽ 62
Decrease in profit before tax based on floating rates	₽ (16)	₽ (19)	₽ (62)
Percentage of increase in floating rate	0.04%	0.12%	0.25%
Percentage of decrease in floating rate	(0.08%)	(0.08%)	(0.25%)